Schedule of Investments (unaudited)	iShares® China Large-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 6.2%
BYD Co. Ltd., Class H(a)	5,713,500	$173,748,134
Great Wall Motor Co. Ltd., Class H(a)	13,543,500	18,932,356
Li Auto Inc.(b)	6,188,600	104,671,683
		297,352,173
Banks — 19.5%
Agricultural Bank of China Ltd., Class H	179,811,000	66,414,340
Bank of China Ltd., Class H	445,174,000	155,514,876
Bank of Communications Co. Ltd., Class H	42,498,200	25,137,928
China CITIC Bank Corp. Ltd., Class H	54,610,000	24,361,960
China Construction Bank Corp., Class H	546,051,320	308,823,641
China Everbright Bank Co. Ltd., Class H	18,107,000	5,164,958
China Merchants Bank Co. Ltd., Class H	22,136,438	83,969,955
China Minsheng Banking Corp. Ltd., Class H	37,223,600	12,375,384
Industrial & Commercial Bank of China Ltd., Class H	460,686,995	220,781,707
Postal Savings Bank of China Co. Ltd., Class H(c)	54,919,000	25,066,617
		927,611,366
Beverages — 2.3%
China Resources Beer Holdings Co. Ltd.	9,210,000	48,736,246
Nongfu Spring Co. Ltd., Class H(c)	10,208,800	58,146,661
		106,882,907
Broadline Retail — 12.3%
Alibaba Group Holding Ltd.(b)	39,710,600	408,823,521
JD.com Inc., Class A	13,826,250	175,775,291
		584,598,812
Capital Markets — 0.9%
China International Capital Corp. Ltd., Class H(c)	8,630,000	13,745,483
CITIC Securities Co. Ltd., Class H	13,156,700	25,601,058
CSC Financial Co. Ltd., Class H(c)	5,271,000	4,746,451
		44,092,992
Construction & Engineering — 0.2%
China Railway Group Ltd., Class H	23,615,000	11,145,429

Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class H	6,910,000	17,196,878

Entertainment — 4.7%
NetEase Inc.	10,527,100	225,296,242

Hotels, Restaurants & Leisure — 13.4%
Meituan, Class B(b)(c)	28,845,720	408,888,203
Trip.com Group Ltd.(b)	3,095,550	105,501,351
Yum China Holdings Inc.	2,363,550	123,854,863
		638,244,417
Household Durables — 0.8%
Haier Smart Home Co. Ltd., Class H(a)	13,539,400	38,618,824

Industrial Conglomerates — 0.5%
CITIC Ltd.	28,768,000	24,451,015

Insurance — 7.2%
China Life Insurance Co. Ltd., Class H	43,528,000	58,954,247
China Pacific Insurance Group Co. Ltd., Class H	15,114,200	37,231,838
People’s Insurance Co. Group of China Ltd. (The), Class H	47,905,000	15,806,700
PICC Property & Casualty Co. Ltd., Class H	39,380,000	44,970,191
Ping An Insurance Group Co. of China Ltd., Class H	36,594,000	185,622,155
		342,585,131
Interactive Media & Services — 14.4%
Baidu Inc.(b)	13,111,950	172,144,182
Security	Shares	Value

Interactive Media & Services (continued)
Kuaishou Technology(b)(c)	15,297,000	$98,510,317
Tencent Holdings Ltd.	11,211,800	414,934,481
		685,588,980
Life Sciences Tools & Services — 3.2%
WuXi AppTec Co. Ltd., Class H(a)(c)	2,008,552	24,135,846
Wuxi Biologics Cayman Inc.(b)(c)	20,789,500	129,263,666
		153,399,512
Machinery — 0.2%
CRRC Corp. Ltd., Class H	23,531,000	9,803,573

Marine Transportation — 0.4%
COSCO Shipping Holdings Co. Ltd., Class H	17,828,600	18,132,349

Metals & Mining — 1.1%
Zijin Mining Group Co. Ltd., Class H	33,568,000	51,926,699

Oil, Gas & Consumable Fuels — 4.5%
China Petroleum & Chemical Corp., Class H	144,956,600	74,136,273
China Shenhua Energy Co. Ltd., Class H	19,758,500	60,559,218
PetroChina Co. Ltd., Class H	121,716,000	79,445,889
		214,141,380
Real Estate Management & Development — 2.4%
China Overseas Land & Investment Ltd.	22,375,000	42,224,056
China Resources Land Ltd.	16,079,333	60,186,649
China Vanke Co. Ltd., Class H	12,887,700	12,057,163
		114,467,868
Specialty Retail — 0.2%
China Tourism Group Duty Free Corp. Ltd.(a)(c)	636,200	7,184,739

Technology Hardware, Storage & Peripherals — 3.2%
Xiaomi Corp., Class B(b)(c)	85,685,400	153,635,868

Textiles, Apparel & Luxury Goods — 1.7%
ANTA Sports Products Ltd.	7,326,200	82,855,576

Total Long-Term Investments — 99.7%
(Cost: $5,897,434,552)		4,749,212,730

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	75,185,387	75,215,461
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	3,310,000	3,310,000

Total Short-Term Securities — 1.6%
(Cost: $78,522,029)		78,525,461

Total Investments — 101.3%
(Cost: $5,975,956,581)		4,827,738,191

Liabilities in Excess of Other Assets — (1.3)%		(63,768,857)

Net Assets — 100.0%		$4,763,969,334

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,275,636	$62,940,826	(a)	$—		$(1,382)	$381	$75,215,461	75,185,387	$32,095	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,890,000	—		(5,580,000	)(a)	—	—	3,310,000	3,310,000	56,315		—
						$(1,382)	$381	$78,525,461		$88,410		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China H50	640	11/29/23	$14,617	$(293,870)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$4,749,212,730	$—	$4,749,212,730

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$78,525,461	$—	$—	$78,525,461
	$78,525,461	$4,749,212,730	$—	$4,827,738,191

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(293,870)	$—	$(293,870)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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